Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY
VERSUS PERFORMANCE
The following summarizes the relationship between our CEO’s,
and
our other NEOs’, total
compensation
paid and our financial performance for the fiscal years shown in the table (in this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our
“Non-PEO
NEOs”):

Fiscal Year	Summary Compensation Table Total for CEO ($)(1)(2)	Compensation Actually Paid to CEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Semtech Net Income ($ Thousands) (5)	Semtech Non-GAAP Operating Income ($ Thousands) (6)
					Semtech TSR ($)(4)	Philadelphia Semiconductor Index TSR ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	1,064,219	(11,233,662)	2,675,024	1,017	63.12	153.08	61,372	210,665
2022	1,667,178	(1,985,990)	2,706,114	1,735,115	129.15	171.69	125,645	202,792
2021	1,519,953	11,763,074	1,574,886	2,455,948	135.09	135.05	59,867	139,535

(1)
Mr. Maheswaran was our CEO for each of the three fiscal years included in the table above. For fiscal year 2021, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, and Fulton, and Norris Powell, our Senior Vice President and Chief Human Resources Officer. For fiscal year 2022, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, Fulton, and Silberstein. For fiscal year 2023, our
Non-PEO
NEOs were Messrs. Chukwu, Ammann, Beauchamp, Silberstein, Fulton, and Chang.

(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for each fiscal year covered in the table. The average compensation for the
Non-PEO
NEOs for fiscal year 2023 was calculated from the Summary Compensation Table above. The average compensation for the
Non-PEO
NEOs for each of fiscal years 2022 and 2021 was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the SEC in calendar year 2022 or 2021, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each
of our NEOs (including, for purposes of this table, former named executive officers who are included in the
Non-PEO
NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,

•	Plus the fiscal year-end value of Semtech option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of Semtech option and stock awards which were granted and vested during the same covered fiscal year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of
the prior fiscal year for Semtech option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,

•
Less, as to any Semtech option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested Semtech stock awards (no dividends or dividend equivalents were paid or credited with respect to Semtech options or stock awards during the applicable fiscal years),

•
Plus, as to a Semtech option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the Semtech option or stock awards held by the NEOs were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form
10-K
each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

The Pay Versus Performance table above reflects the CAP (determined as noted above) for our CEO and, for our
Non-PEO
NEOs, the average of the CAPs determined for the
Non-PEO
NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,064,219	1,667,178	1,519,953
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	0	0	0
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	0	0	0
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(12,068,402)	(3,107,724)	9,589,294
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(229,479)	(545,444)	653,827
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0
Compensation Actually Paid	(11,233,662)	(1,985,990)	11,763,074
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	2,675,024	2,706,114	1,574,886
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,848,772)	(1,935,989)	(1,089,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	390,964	1,442,149	1,871,239
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(565,624)	(290,549)	220,836
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	149,845	132,876
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(207,517)	(336,455)	(254,805)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(443,058)	0	$0
Compensation Actually Paid	1,017	1,735,115	2,455,948
(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

(5)
This column shows the Company’s
net
income for each fiscal year covered by
the
table. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s net income for each of those years.

(6)
This column shows the Company’s
non-GAAP
operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
operating income for fiscal years 2022 and 2023 to the most directly comparable GAAP measures. We consider non-GAAP
operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2023 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s non-GAAP
operating income for each of those years.

Company Selected Measure Name	SemtechNon-GAAPOperatingIncome
Named Executive Officers, Footnote [Text Block]
Mr. Maheswaran was our CEO for each of the three fiscal years included in the table above. For fiscal year 2021, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, and Fulton, and Norris Powell, our Senior Vice President and Chief Human Resources Officer. For fiscal year 2022, our
Non-PEO
NEOs were Messrs. Chukwu, Beauchamp, Fulton, and Silberstein. For fiscal year 2023, our
Non-PEO
NEOs were Messrs. Chukwu, Ammann, Beauchamp, Silberstein, Fulton, and Chang.

Peer Group Issuers, Footnote [Text Block]	Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
	NEOs for each of the last three fiscal years against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.
PEO Total Compensation Amount	$ 1,064,219	$ 1,667,178	$ 1,519,953
PEO Actually Paid Compensation Amount	$ (11,233,662)	(1,985,990)	11,763,074
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,064,219	1,667,178	1,519,953
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	0	0	0
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	0	0	0
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(12,068,402)	(3,107,724)	9,589,294
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	0	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(229,479)	(545,444)	653,827
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0
Compensation Actually Paid	(11,233,662)	(1,985,990)	11,763,074

Non-PEO NEO Average Total Compensation Amount	$ 2,675,024	2,706,114	1,574,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,017	1,735,115	2,455,948
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the
Non-PEO
NEOs for a fiscal year to the average of the Compensation Actually Paid for the
Non-PEO
NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	2,675,024	2,706,114	1,574,886
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(1,848,772)	(1,935,989)	(1,089,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	390,964	1,442,149	1,871,239
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(565,624)	(290,549)	220,836
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	149,845	132,876
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(207,517)	(336,455)	(254,805)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(443,058)	0	$0
Compensation Actually Paid	1,017	1,735,115	2,455,948

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income [Text Block]
(5)
This column shows the Company’s
net
income for each fiscal year covered by
the
table. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s net income for each of those years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
(6)
This column shows the Company’s
non-GAAP
operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
operating income for fiscal years 2022 and 2023 to the most directly comparable GAAP measures. We consider non-GAAP
operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2023 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s non-GAAP
operating income for each of those years.

Total Shareholder Return Vs Peer Group [Text Block]
(4)
Semtech TSR represents cumulative total shareholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Philadelphia Semiconductor Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the Philadelphia Semiconductor Index (“PHLX”) for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s total shareholder return and the total shareholder return for the Philadelphia Semiconductor Index (each calculated as described above) over that period of time.

Tabular List [Table Text Block]
Following is an unranked list of the Company’s financial
performance
measures we consider most
important
in linking the compensation actually paid to our NEOs for fiscal year 2023 with the Company’s performance.

•	Relative TSR (used to determine vesting in our Performance-Based RSUs)

•	Non-GAAP Operating Income (used in both our CEO Bonus Plan and our Executive Bonus Plan)

•	Net Revenue Growth (year-over-year) (used in our CEO Bonus Plan)
See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of these performance measures in our executive compensation program.
In addition to the financial performance measures listed above, the Company views its stock price, upon which the value of all of the equity awards granted by the Company is dependent, as a key performance-based component of its executive compensation program in order to further align the interests of the Company’s senior management with the interests of the Company’s shareholders.

Total Shareholder Return Amount	$ 63.12	129.15	135.09
Peer Group Total Shareholder Return Amount	153.08	171.69	135.05
Net Income (Loss)	$ 61,372,000	$ 125,645,000	$ 59,867,000
Company Selected Measure Amount	210,665,000	202,792,000	139,535,000
PEO Name	Mr. Maheswaran
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (used to determine vesting in our Performance-Based RSUs)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income (used in both our CEO Bonus Plan and our Executive Bonus Plan)
Non-GAAP Measure Description [Text Block]	This column shows the Company’s
non-GAAP
operating income for each fiscal year covered by the table. See Exhibit A for a reconciliation of non-GAAP
operating income for fiscal years 2022 and 2023 to the most directly comparable GAAP measures. We consider non-GAAP
operating income to be a key metric in our executive compensation program, used in determining the fiscal year 2023 annual bonuses for our NEOs. See the Compensation Discussion and Analysis section of this Proxy Statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our
Non-PEO
NEOs for each of the last three fiscal years against the Company’s non-GAAP
	operating income for each of those years.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue Growth (year-over-year) (used in our CEO Bonus Plan)
PEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,068,402)	(3,107,724)	9,589,294
PEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(229,479)	(545,444)	653,827
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,848,772)	(1,935,989)	(1,089,084)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	390,964	1,442,149	1,871,239
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(565,624)	(290,549)	220,836
Non-PEO NEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	149,845	132,876
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(207,517)	(336,455)	(254,805)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (443,058)	$ 0	$ 0